Acquisition of Nautilus Offshore Services Inc.	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition of Nautilus Offshore Services Inc.:
8. Acquisition of Nautilus Offshore Services Inc.:

On October 21, 2015, the Company entered into an agreement to acquire Mezzanine Financing Investment III Ltd. (“Mezzanine”) and Oil and Gas Ships Investor Limited (Oil and Gas), which owned in aggregate, directly or indirectly, 97.44% of the issued and outstanding share capital of Nautilus Offshore Services Inc. ("Nautilus"), for a purchase price of $87,000 plus the assumption of approximately $33 million of net debt. As part of the acquisition cost, the Company also paid $3,568 for the working capital of Nautilus as at September 30, 2015, as agreed between the parties. In addition, on November 24, 2015, Mezzanine, entered into an agreement with VRG AS, which owned the remaining 2.56% issued and outstanding share capital of Nautilus, and acquired its equity stake.

Nautilus indirectly through its subsidiaries owns six Offshore Supply Vessels of which four are Oil Spill Recovery Vessels (OSRVs) and two are Platform Supply Vessels (PSVs), all of which are on time charter to Petroleo Brasileiro S.A. (Petrobras) until certain dates through 2017, with a total contracted revenue of $80,494. The vessels are managed by TMS Offshore Services, an entity controlled by the Company's Chief Executive Officer, Mr. George Economou. (Note 4) The acquisition of Nautilus will allow the Company to expand and diversify its fleet.
The acquisition of the common shares of Nautilus was accounted for under the acquisition method of accounting. The Company began consolidating Nautilus from October 21, 2015 (the date of acquisition), as of which date the results of operations of Nautilus are included in the accompanying consolidated statement of operations for the year ended December 31, 2015, and on which the fair value of the non-controlling interest amounted to $1,500.

The purchase price allocation is as follows:

Assets:
Current assets	$22,609
Vessels	97,100
Goodwill	7,002
Above-market acquired time charters	12,474
Other non-current assets	5,562
Total assets acquired	144,747

Liabilities:
Total current liabilities	12,691
Total non-current liabilities	39,988
Total liabilities assumed	52,679

Fair value of non - controlling interests	1,500

Net assets acquired	$90,568

Consideration paid	87,000
Working capital adjustment	3,568
Total consideration	90,568

Goodwill included in the offshore support segment constitutes a premium paid by the Company over the fair value of the net assets of Nautilus, which is attributable to anticipated benefits from Nautilus's position to take advantage of the fundamentals of the offshore support market.

The carrying amounts of all receivables and payables acquired approximated their fair values at the acquisition date. The carrying amount of vessels of $99,370 was reduced by fair value adjustment of $2,270 as of the acquisition date. In connection with the acquisition, the Company acquired time charter contracts with Petrobras for the future time-chartered services of Nautilus, until certain dates through 2017. These contracts include fixed day rates that are above day rates available as of the acquisition date. After determining the aggregate fair values of these time-chartered contracts as of the acquisition date, the Company recorded the respective contract fair values on the consolidated balance sheet as non-current assets under “Fair value of above market acquired time charters”. These will be amortized into revenues using the straight-line method over the respective contract periods (based on the respective contracts). The amount amortized as of December 31, 2015, amounted to $1,467.

	Amortization Schedule
	Amount Acquired	Amortization as of December 31, 2015	2016	2017
Above-market acquired time charters	$12,474	$1,467	$7,670	$3,337

During 2016, the Company received termination notices for three of the acquired time charters from Petrobras, resulting in for 2016, a total amortization and write off charge under “Fair value of above market acquired time charters”, of $6,102, while approximately $30,170 of revenues will be lost. (Note 21)

All above fair values were based upon available market data using management estimates and assumptions. The respective fairness opinion was prepared by a third party expert, based on management estimates and assumptions, making use of available market data and taking into consideration third party valuations of fleet acquired, performed on a charter free basis.

The following pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2014 and 2015, as if the acquisition of Nautilus had occurred at the beginning of fiscal 2014 and after giving effect to purchase accounting adjustments and to the accounting changes described above and are mainly in vessels' depreciation and above-market time charters amortization. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place as of the beginning of fiscal 2014. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations.

	December 31,
	2014	2015
Pro forma revenues	$2,233,015	$1,011,674
Pro forma operating income/(loss)	554,870	(866,317)
Pro forma net loss	(38,874)	(2,838,322)
Pro forma per share amounts:
Basic net loss per share	$(2.13)	$(106.71)

The amounts of revenues and net losses following the acquisition of Nautilus on October 21, 2015, included in the consolidated statement of operations for the year ended December 31, 2015, were $8,118 and $2,100, respectively.